January 4, 2002

                                                Zurich Scudder Investments, Inc.
                                                Two International Place
                                                Boston, MA  02110



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Scudder Global Fund (the "Fund"), a series of Global/International Fund, Inc. (the "Corporation") (Reg. No. 33-5724) (811-4670)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 50 to the Corporation's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2001.

         Comments or questions concerning this certificate may be directed to Jeanne Carroll at (617) 295-2592.

                                             Very truly yours,

                                             Global/International Fund, Inc.



                                             By:  /s/John Millette
                                                  ------------------------------
                                                  John Millette
                                                  Secretary